Share-Based Compensation - Stock Option Activity (Details) (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares outstanding, beginning of period	5,058,363	2,339,601
Shares granted	195,000	2,990,353
Shares forfeited	0	(271,591)
Shares exercised	(106,412)	0
Shares outstanding, end of period	5,146,951	5,058,363.000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price, beginning of period (USD per share)	$ 8.48	$ 5.89
Weighted Average Exercise Price, Granted, (USD per share)	$ 17.63	$ 10.33
Weighted Average Exercise Price, Forfeited, (USD per share)	$ 0.00	$ 6.69
Weighted Average Exercise Price, Exercised, (USD per share)	$ 6.90	$ 0.00
Weighted Average Exercise Price, end of period (USD per share)	$ 8.86	$ 8.48